Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2022	2021
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$382,699	304,258

Standby letters of credit	$4,352	4,892